Derivative financial instruments and debt excluding lease liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Comparison of the Fair Value with the Carrying Amount of Debt Excluding Lease Liabilities
The table below provides the comparison of the fair value with the carrying amount of debt excluding lease liabilities, disclosed in accordance with IFRS 7 Financial Instruments: Disclosures.
DEBT EXCLUDING LEASE LIABILITIES

$ million
	June 30, 2022	December 31, 2021
Carrying amount	56,709	61,579
Fair value¹	54,304	67,066
1. Mainly determined from the prices quoted for these securities.